Prepaid gold interests, investments and other (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of financial assets [abstract]
Schedule of prepaid gold interests

As at December 31	2025	2024
Auramet	$65,320	$46,082
El Mochito	23,125	—
Steppe Gold	2,570	3,457
Total prepaid gold interests and other	91,015	49,539
Current portion	33,537	14,252
Non-Current portion	$57,478	$35,287